Risk management - Components of Risk Management Within Expenses on the Consolidated Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total unrealized risk management loss	$ 6.1	$ 8.6
Risk management loss	5.6	$ 8.6
Expense [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Electricity contracts loss	(0.5)
Total unrealized risk management loss	(0.5)
Risk management loss	$ (0.5)